Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Group, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

VIE companies

VIE companies

1)	Contractual Agreements with VIE

The following is a summary of the VIE agreements:

Management and Consulting Service Agreement.

Under the Consulting Services Agreements, the Group has the exclusive right to provide management and consulting and other services to the VIEs for a consulting service fee from the VIEs and agree to authorize the VIEs to use the trademarks, technologies and related intellectual property rights held by the Group. The VIEs agree to pay the Group or the designated agent of the Group for the management and consulting services in the amount equivalent to all the VIEs net profits after tax. The agreement shall be effective as of the date of agreement and shall remain effective until the date when the Group terminates such agreements and Fintech, Hengpu or Nami Shanghai cease to exist.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements, each Shareholder of the VIEs agreed to pledge his equity interest in the VIEs to the Group to secure the performance of the VIEs’ obligations under the Exclusive Business Cooperation Agreements and any such agreements to be entered into in the future. Each shareholder of the VIEs agrees not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in the VIEs without the prior written consent of the Group. The Pledges became effective on such date when the pledge of the Equity Interest contemplated herein were registered with the relevant Administration for Industry and Commerce (the “AIC”) and remain effective until all contract obligations have been fully performed and all secured indebtedness has been fully paid.

Voting Rights Proxy Agreement.

Under the Voting Rights Proxy Agreement, each shareholder of the VIEs irrevocably authorizes the Group to exercise rights and powers as the shareholders of the VIEs, including but not limited to, convening and attending shareholders’ meetings, voting on all matters of the VIEs requiring shareholder approval and appointing directors and senior management members. The Voting Rights Proxy Agreements will remain in force unless otherwise terminated in writing by the Group or with the written consent of all parties.

Exclusive Call Option Agreement.

Under the Exclusive Call Option Agreement, the VIEs and their shareholders have irrevocably granted the Group an exclusive option to purchase or authorize their designated persons to purchase all or part of each shareholder’s equity interests in the VIEs. The purchase price shall be equal to the minimum price required by the relevant PRC laws. Without prior written consent of the Group, the VIEs shall not among other things, amend their articles of association, sell or otherwise dispose of their assets or beneficial interests, enter into transactions which may adversely affect their assets, liabilities, business operations, equity interests and other legal interests, or merge with any other entities or make any investments, or distribute dividends. The Group has the right to transfer the rights and obligations pursuant to the Exclusive Call Option Agreement to any third party, which do not require any prior consent of the VIEs and their shareholders. The Exclusive Call Option Agreement will remain effective until the Group terminates this agreement with 30 days advance notice.

2)	Risks in relation to the VIE structure

The Group believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Group’s PRC subsidiaries and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Group’s PRC subsidiaries and VIEs;

●	limit the Group’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Group’s PRC subsidiaries and VIEs may not be able to comply;

●	require the Group’s PRC subsidiaries and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Group’s use of the proceeds of a public offering to finance the Group’s business and operations in China.

The Group’s ability to conduct its financial services business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs – Fintech, Hengpu, and Nami Shanghai and their respective shareholders and it may lose the ability to receive the economic benefits from the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group, its PRC subsidiaries and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Group cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Group or that conflicts of interests will be resolved in the Group’s favor. Currently, the Group does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Group, on the other hand. The Group believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Group with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Group. The Group relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Group. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of the VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there are substantial uncertainties as to the PRC legal system and the outcome of any such legal proceedings.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements for continuing operations with intercompany balances and transactions eliminated between the VIEs and their subsidiaries:

	December 31, 2020	December 31, 2019
Total current asset	$43,832,012	$5,988,899
Total assets	$47,223,358	$9,793,910
Total current liabilities	$11,146,286	$1,295,055
Total liabilities	$11,826,417	$1,295,055

	For the year ended December 31, 2020	For the year ended December 31, 2019
Financial services revenue	$42,190,191	$2,525,524
Net income	$11,583,787	$1,600,661

	For the year ended December 31, 2020	For the year ended December 31, 2019
Net cash provided by operating activities	$2,560,400	$824,462
Net cash (used in) investing activities	$(13,321,524)	$(3,132,684)
Net cash provided by financing activities	$4,051,162	$3,044,235

As of December 31, 2020, there were no consolidated assets of the VIEs that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There were no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Group in the normal course of business. The Group neither provides nor intends to provide additional financial or other support not previously contractually required to the VIEs and subsidiaries of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Group in the form of loans, advances or cash dividends. Please refer to Note 18 for disclosure of restricted net assets.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly, or indirectly, to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets and earnings and other comprehensive income (loss) are attributed to controlling and non-controlling interests. As of December 31, 2020, non-controlling interest relates to the 20% equity interest in Taiding.

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include: the allowance for doubtful accounts, the valuation of inventory, realizability of deferred tax assets, costs to complete contracts, estimated useful lives and fair values in connection with the impairment of property and equipment, the valuation of intangible assets, and goodwill, accruals for income tax uncertainties, and the determination of fair values related to business acquisitions.

Business combinations

Business combinations

The Group accounts for business combinations using the purchase method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) topic 805, Business Combinations. The purchase method of accounting requires the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total acquisition cost, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings as a bargain purchase gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, the forecasted life cycle and forecasted cash flows over that period. The fair value of the identifiable assets acquired, and liabilities assumed at the acquisition date is based on a valuation performed by an independent valuation firm engaged by the Group.

Discontinued operations

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive income (loss), the results from discontinued operations are reported separately from the income and expense from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations, if any.

Revenue recognition

Revenue recognition

The Group adopted FASB ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective approach. Revenues are presented under ASC 606, and there was no adjustment to the opening balance of retained earnings at January 1, 2018 since there was no significant change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. All of the Group’s contracts with customers do not contain cancelable and refund-type provisions.

Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation. In determining the transaction price, the Group includes variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

Small and medium enterprise financing solution

The Group earns one-time advisory fees from its services provided to small-and mid-size enterprises. The Group enters into one-time advisory fee agreements with small-and mid-size enterprises, underwriters, financial institutions and issuers, which specifies the key terms and conditions of the arrangement. Such agreements generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. The Group earns a one-time advisory fee from its clients upon offerings completed on the PRC provincial or national asset exchanges or other designated markets. Revenue is calculated at a fixed charge rate based on the amount and length of the offering (prorated by the financing term). The Group believes such arrangement represents a performance obligation that is satisfied at a point of time, therefore, the underwriting related advisory fees are recognized as revenue upon the closing of the offerings.

Other financing solutions

The Group also provides ongoing user management services to small and medium commercial banks and financial institutions in distributing and sourcing funds for their direct banking and other financial products in exchange for a recurring service fee. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Recurring service fees are calculated as a fixed percentage of the qualified investments made by users during the contractual investment period of the direct banking and other financial products. Payment of recurring service fees by commercial banks and financial institutions are normally on a regular basis (typically quarterly or annually). The Group believes such arrangement requires the Group to provide ongoing management services including but not limited to direct banking account reconciliation between the financial institution and investors and maintaining investors’ account portfolios over the contractual term, which represents a performance obligation that the Group satisfies over time. Therefore, the recurring service revenue is recognized over the contract term on a straight-line basis.

Supply chain financing solution

For the year ended December 31, 2020, the Group started to offer supply chain financing advisory services through Fintech and its subsidiaries by integrating the working capital needs of suppliers and merchants in the supply chain and assisting them to obtain sufficient funds.

One-time commission fees: The Group provides fund sourcing services to suppliers and merchants in the supply chain in exchange for a one-time commission fee. The Group merely acts as an agent to facilitate the transactions and earns a commission fee based on the volume of products transacted through the supply chain. Pursuant to the agreements with related suppliers and merchants, the Group recognizes the one-time commission fee when the service is facilitated. Such agreements generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Recurring supply chain management service fees: The Group provides ongoing supply chain management services to suppliers in exchange for a recurring management fee. Recurring management fees are calculated based on a fixed charge rate on the financing amount facilitated for the supplier over the service period. Payment of recurring management fees are normally on semi-monthly or monthly basis. The Group believes such arrangement requires the Group to provide ongoing supply chain management services, including but not limited to vender account reconciliation on a periodic basis and monitoring purchase-sales transaction cycle and related payment information on a regular basis, which represents a performance obligation that the Group satisfies over time. Therefore, the recurring service revenue is recognized over the contract term on a straight-line basis.

Disaggregation of revenue

The Group derives revenue primarily from one-time commissions and recurring service fees paid by clients or financial product providers. The following tables show the revenue from financial services disaggregated by nature for the years ended December 31, 2020 and 2019:

	For the year ended December 31 2020	For the year ended December 31, 2019
One-time commission fees	$42,082,585	$2,522,143
Recurring service fees	107,606	3,381
Total revenue	$42,190,191	$2,525,524

The Group provides small and medium enterprise financing solutions, supply chain financing solutions and other financing solutions. The following tables show the revenue from financial services disaggregated by revenue line for the years ended December 31, 2020 and 2019:

	For the year ended December 31 2020	For the year ended December 31, 2019
Small and medium enterprise financing solutions	$40,779,794	$2,522,143
Supply chain financing solutions	1,369,859
Other financing solutions	40,538	3,381
Total revenue	$42,190,191	$2,525,524

Practical expedient

Practical expedient

The Group has applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

Cash and cash equivalent

Cash and cash equivalent

Cash and cash equivalents consist of cash on hand, money market fund investments, time deposits, as well as highly liquid investments, which have original maturities of three months or less.

Restricted Cash

Restricted Cash

The Group had restricted cash of $62,947 and $25,016 at December 31, 2020 and December 31, 2019, respectively, which are primarily security deposits related to our financing services. In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows.

Short-term investments

Short-term investments

The Group’s short-term investments include the Group’s investments in wealth management products issued by commercial banks and financial institutions that have a stated maturity within one year and normally pay a prospective fixed interest rate. The wealth management products are unsecured and primarily invested in financial instruments with high credit ratings and good liquidity in the interbank and exchange markets, including but not limited to debt securities issued by financial institutions, central bank bills, interbank and exchange-traded bonds, and asset backed securities. The Group measures the short-term investments at fair value using the quoted subscription or redemption prices published or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates of the wealth management product.

Fair value of financial instruments

Fair value of financial instruments

The Group follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash and cash equivalents, short term investments, accounts receivable, receivables from supply chain financing, loans to third parties, accounts payable, advances from customers, taxes payable, due to related parties and accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group believes that the carrying amount of the investment in debt securities approximates fair value based on the terms of the investments and current market rates as the interest rates are reflective of the current market rates.

Transfers into or out of the fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the years ended December 31, 2020 and 2019.

Fair value measurements on a recurring basis

As of December 31, 2019, the Group did not have any financial instruments measured at fair value on a recurring basis. As of December 31, 2020, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2020	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products	$4,680,843	$-	$4,680,843	$-

Accounts receivable

Accounts receivable

Accounts receivable is stated at the historical carrying amount net of an allowance for uncollectible accounts. An allowance for uncollectable accounts is established based on the management’s assessment of the recoverability of accounts and other receivables. Judgment is required in assessing the realizability of these receivables, including the current credit worthiness of each customer and the related aging analysis. An allowance is provided for accounts when management has determined that the likelihood of collection is doubtful. The Group writes off accounts and contract receivables against the allowance when a balance is determined to be uncollectible.

Investment in debt securities

Investment in debt securities

The Group’s investments in debt securities that have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

Long term investments

Long term investments

FASB ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The Group adopted the new financial instruments accounting standard on January 1, 2019. Prior to January 1, 2019, the Group did not have any long-term investments, so the adoption of ASU 20106-01 did not have any material impact to the Group’s consolidated financial statements upon adoption.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Group elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts are be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments accounted for using the equity method

The Group accounts for its equity investments over which it has significant influence (usually 20% to 49.9%) but does not own a majority equity interest or otherwise control, using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

The investment held by the Group as of December 31, 2020 and 2019 represented the Group’s 23.08% equity interest in Wenzhou Jinda Holding Co., Ltd (“Jinda”). The Group considers it has significant influence over Jinda due to the level of ownership and its participation in their significant business operating and strategic decisions. Accordingly, the Group accounts for the investment using the equity method. For the year ended December 31, 2020, the Group did not receive any dividends from this investment. For the years ended December 31, 2020 and 2019, the Group recognized its share of loss in Jinda of $46,659 and $0, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

The Group charges maintenance, repairs and minor renewals directly to expense as incurred; major additions and betterments to equipment are capitalized.

Intangible assets, net

Intangible assets, net

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Software	3 - 5 years
Trademark	3-5 years
Technology	5-10 years

The estimated useful lives of amortizable intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as significant adverse changes to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended December 31, 2020, 2019 and 2018.

Goodwill

Goodwill

Goodwill represents the excess of the consideration over the fair value of the identifiable assets and liabilities acquired at the date of acquisition. In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350), simplifying the test for goodwill impairment”. The guidance removes Step 2 of the goodwill impairment test, which required a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value. The ASU is applicable for the annual or any interim goodwill impairment tests beginning after December 15, 2019. The adoption of this standard did not have a material impact on the Group’s consolidated financial statements. The Group tests goodwill at least annually for impairment at the reporting unit level. A reporting unit is the operating service, or one level below that operating service (the component level) if discrete financial information is prepared and regularly reviewed by management. However, components are aggregated as a single reporting unit if they have similar economic characteristics. The Group recognizes an impairment charge if the carrying amount of a reporting unit exceeds its fair value and the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill. When a portion of a reporting unit is disposed, goodwill is allocated to the gain or loss on disposition based on the relative fair values of the business or businesses disposed and the portion of the reporting unit that will be retained. For the year ended December 31, 2020, 2019 and 2018, the Group did not recognize any goodwill impairment charges.

Leases

Leases

The Group adopted FASB ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) on January 1, 2019 by using the modified retrospective method and did not restate the prior periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts, Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a “right of use” asset (“ROU”) and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environment where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

The Group recognized ROU assets and total lease liabilities (including current and non-current) for operating leases as of January 1, 2019 upon adoption.

Stock-based compensation

Stock-based compensation

The Group recognizes share based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rates. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Group’s current and expected dividend policy.

Research and development expenses

Research and development expenses

Research and development expenses mainly consist of salary and welfare benefits and bandwidth costs incurred for the development and enhancement to the Group’s websites and platform applications. Research and development expenditures are expensed as incurred.

Income taxes

Income taxes

The Group’s subsidiaries in China are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC and Hong Kong for the year ended December 31, 2020, 2019 and 2018. The Group accounts for income tax under FASB ASC Section 740 which utilizes the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Group provided a valuation allowance of $368,165 and $1,341,877 on the net deferred tax assets as of December 31, 2020 and 2019, respectively.

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest related to underpayment of income taxes for uncertain tax positions are classified as income tax expense in the period incurred. No penalties or interest relating to uncertain tax positions has been incurred during the years ended December 31, 2020, 2019 and 2018. As of December 31, 2020, the tax years ended December 31, 2018 through December 31, 2020 for the Group’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Under the Provisional Regulations of the PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income determined under PRC accounting rules. The Group believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated under the laws.

Value added tax (“VAT”)

Value added tax (“VAT”)

Revenue represents the invoiced value of goods and services, net of VAT. VAT is based on the gross sales price and VAT rates range from 6% to 13%, depending on the type of goods or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Group’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Foreign currency translation

Foreign currency translation

Since the Group operates primarily in the PRC, the Group’s functional currency is the Chinese Yuan (“RMB”). The Group’s financial statements have been translated into the reporting currency of the United States Dollar. Assets and liabilities of the Group are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rate when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translation of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USDs at the rates used in translation. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2020	November 31, 2020	December 31, 2019
Balance sheet items, except for equity accounts	US$1=RMB 6.5250	US$1=RMB 6.5760	US$1=RMB 6.9618
Items in the statements of operations and cash flows	US$1=RMB 6.9042	US$1=RMB 6.9377	US$1=RMB 6.9081
Balance sheet items, except for equity accounts	US$1=HKD 7.7534	US$1=HKD 7.7522	US$1=HKD 7.7894
Items in the statements of operations and cash flows	US$1=HKD 7.7559	US$1=HKD 7.7563	US$1=HKD 7.8351

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Group not using the U.S. dollar as its functional currencies.

Credit risk and concentration

Credit risk and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2020, and 2019, $22,198,257 and $2,781,506 of the Group’s cash and cash equivalents and restricted cash from continuing operations was on deposit at financial institutions in the PRC, which the management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them for up RMB 500,000 (USD $72,000). Such Deposit Insurance Regulations would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the coverage limit. However, the Group believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Group believes that those Chinese banks that hold the Group’s cash and cash equivalents, restricted cash and short-term investments are financially sound based on public available information. Balances in excess of the insured amount at December 31, 2020 was approximately $24,628,000.

Accounts receivable is typically unsecured and derived from revenue earned from customers, and is thereby exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Substantially all of the Group’s revenues are derived from customers that are located primarily in China. The Group has a concentration of its revenues with specific customers. For the year ended December 31, 2020, three customers accounted for 31%, 21% and 12%, of the Group’s total revenue from the financial service business. For the year ended December 31, 2019, one customer accounted for almost all of the Group’s total revenue from the financial services business.

Earnings (loss) per share

Earnings (loss) per share

The Group computes earnings (loss) per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2020, 2019, and 2018, no dilutive outstanding instruments were included in the computation of diluted EPS.

Statements of cash flows

Statements of cash flows

In accordance with FASB ASC Topic 230, Statement of Cash Flows, cash flows from the Group are calculated based upon the local currencies and translated at the average exchange rates during the reporting period. As a result, amounts related to assets and liabilities reported on the Group’s statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Reclassifications	Reclassifications Certain reclassifications have been made to prior year amounts to conform with current year presentation of discontinued operations.
Recent accounting pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The standard’s main goal is to improve financial reporting by requiring earlier recognition of credit losses on financing receivables and other financial assets in scope. The effective date for all public companies, except smaller reporting companies, is fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The effective date for all other entities is fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group does not expect the new standard to have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax laws. This standard is effective for the Group for the annual reporting periods beginning January 1, 2022 and interim periods beginning January 1, 2023. Early adoption is permitted. The Group does not expect any material impact on the Group’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for the Group beginning January 1, 2022 including interim periods within the fiscal year. Early adoption is permitted. The Group does not expect any material impact on the Group’s consolidated financial statements.

Except for the above-mentioned pronouncements, there are no other recently issued accounting standards that should have a material impact on the Group’s consolidated financial position, statements of operations and cash flows.